RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - LEVEL 3 DERIVATIVE INSTRUMENTS (Details) CAD in Millions	6 Months Ended
	Jun. 30, 2016 CAD CAD / bbl CAD / MMBTU CAD / gal CAD / MWh	Dec. 31, 2015 CAD
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD (4,879)	CAD (4,748)
Level 3
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	(176)	CAD 54
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD 21
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	3.41
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	4.91
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	4.10
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD 10
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.31
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	1.34
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.94
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD (156)
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MWh	27.25
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MWh	76.42
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MWh	53.36
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD (59)
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	2.35
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	5.00
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	3.55
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD (39)
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	44.26
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	73.57
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	61.33
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD 4
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.22
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	1.87
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.87
Option model valuation technique | Level 3 | Commodity Options | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD 21
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	27.00%
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	39.00%
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	31.00%
Option model valuation technique | Level 3 | Commodity Options | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD 21
Option model valuation technique | Level 3 | Commodity Options | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	7.00%
Option model valuation technique | Level 3 | Commodity Options | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	91.00%
Option model valuation technique | Level 3 | Commodity Options | NGL | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	38.00%
Option model valuation technique | Level 3 | Commodity Options | Power
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD 1
Option model valuation technique | Level 3 | Commodity Options | Power | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	24.00%
Option model valuation technique | Level 3 | Commodity Options | Power | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	42.00%
Option model valuation technique | Level 3 | Commodity Options | Power | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	25.00%